Quarterly Holdings Report
for

Fidelity Advisor® Health Care Fund

October 31, 2020

AFHC-QTLY-1220
1.809075.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Biotechnology - 23.5%
Biotechnology - 23.5%
Abcam PLC	600,000	$11,449,629
Acceleron Pharma, Inc. (a)	315,000	32,942,700
ADC Therapeutics SA (a)	584,197	16,760,612
Alnylam Pharmaceuticals, Inc. (a)	550,000	67,633,500
Aprea Therapeutics, Inc.	360,000	7,851,600
Arcutis Biotherapeutics, Inc. (a)	360,000	6,415,200
Argenx SE ADR (a)	360,836	89,534,237
Ascendis Pharma A/S sponsored ADR (a)	533,554	87,156,046
BeiGene Ltd. ADR (a)	128,000	37,954,560
Black Diamond Therapeutics, Inc. (a)(b)	200,000	6,302,000
Blueprint Medicines Corp. (a)	230,000	23,524,400
Denali Therapeutics, Inc. (a)(b)	200,000	8,556,000
Exelixis, Inc. (a)	1,140,000	23,347,200
Fate Therapeutics, Inc. (a)	500,000	22,200,000
Forma Therapeutics Holdings, Inc.	200,000	8,624,000
Fusion Pharmaceuticals, Inc. (a)	68,400	848,160
G1 Therapeutics, Inc. (a)	306,099	3,364,028
Generation Bio Co.	84,100	2,173,144
Generation Bio Co.	74,620	1,831,772
Innovent Biologics, Inc. (a)(c)	4,000,000	29,513,060
Insmed, Inc. (a)	900,000	29,646,000
Kura Oncology, Inc. (a)	780,000	24,375,000
Kymera Therapeutics, Inc. (a)	280,000	10,077,200
Mirati Therapeutics, Inc. (a)	120,000	26,056,800
Morphic Holding, Inc. (a)	147,500	3,969,225
Neurocrine Biosciences, Inc. (a)	760,000	74,989,200
ORIC Pharmaceuticals, Inc. (a)	392,100	8,430,150
Passage Bio, Inc.	353,300	5,938,973
Poseida Therapeutics, Inc. (a)	132,094	1,520,402
Poseida Therapeutics, Inc.	836,860	9,150,646
Prelude Therapeutics, Inc.	131,525	4,633,626
PTC Therapeutics, Inc. (a)	280,010	14,613,722
Regeneron Pharmaceuticals, Inc. (a)	460,000	250,037,600
Relay Therapeutics, Inc. (a)	360,000	13,298,400
Repare Therapeutics, Inc.	284,700	7,695,441
Revolution Medicines, Inc.	800,000	24,152,000
Sage Therapeutics, Inc. (a)	77,200	5,664,936
Sarepta Therapeutics, Inc. (a)	500,000	67,955,000
Scholar Rock Holding Corp. (a)	75,307	2,929,442
Shattuck Labs, Inc.	50,000	1,292,500
Shattuck Labs, Inc.	560,371	13,037,031
Stoke Therapeutics, Inc. (a)	212,741	8,167,127
Taysha Gene Therapies, Inc.	159,721	3,322,197
TG Therapeutics, Inc. (a)	800,000	20,216,000
Turning Point Therapeutics, Inc. (a)	330,000	30,422,700
uniQure B.V. (a)	280,000	11,320,400
Vaxcyte, Inc.	360,000	13,453,200
Vertex Pharmaceuticals, Inc. (a)	250,000	52,090,000
Viela Bio, Inc.	670,000	21,379,700
Xencor, Inc. (a)	706,349	27,109,675
Zentalis Pharmaceuticals, Inc.	578,709	22,911,089
Zymeworks, Inc. (a)	480,848	18,810,774
		1,316,648,004
Health Care Equipment & Supplies - 23.4%
Health Care Equipment - 23.4%
Atricure, Inc. (a)	576,930	19,938,701
Becton, Dickinson & Co.	700,000	161,791,000
Boston Scientific Corp. (a)	5,280,000	180,945,600
Danaher Corp.	1,280,000	293,811,200
DexCom, Inc. (a)	60,000	19,174,800
Genmark Diagnostics, Inc. (a)	850,000	10,387,000
Hologic, Inc. (a)	1,100,000	75,702,000
Insulet Corp. (a)	641,000	142,462,250
Intuitive Surgical, Inc. (a)	108,000	72,044,640
Masimo Corp. (a)	308,000	68,936,560
Outset Medical, Inc.	44,793	2,081,531
Outset Medical, Inc.	487,069	20,370,687
Penumbra, Inc. (a)	669,000	174,629,070
Shockwave Medical, Inc. (a)	240,547	16,434,171
Tandem Diabetes Care, Inc. (a)	480,000	52,320,000
		1,311,029,210
Health Care Supplies - 0.0%
Pulmonx Corp.	6,300	264,978

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,311,294,188

Health Care Providers & Services - 25.9%
Health Care Services - 6.9%
1Life Healthcare, Inc. (a)	1,280,000	36,108,800
Alignment Healthcare Partners unit (d)(e)	1,155,248	17,477,978
Cigna Corp.	1,600,000	267,152,000
Oak Street Health, Inc. (a)	8,700	414,033
Oak Street Health, Inc.	1,521,680	65,175,076
		386,327,887
Managed Health Care - 19.0%
Anthem, Inc.	400,000	109,120,000
Centene Corp. (a)	3,350,000	197,985,000
Humana, Inc.	728,000	290,675,840
UnitedHealth Group, Inc.	1,540,000	469,915,598
		1,067,696,438

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,454,024,325

Health Care Technology - 1.3%
Health Care Technology - 1.3%
Castlight Health, Inc. (a)	331,400	292,593
Castlight Health, Inc. Class B (a)	1,700,000	1,500,930
Inspire Medical Systems, Inc. (a)	426,033	50,881,121
Phreesia, Inc. (a)	193,857	7,166,893
Veeva Systems, Inc. Class A (a)	60,000	16,203,000
		76,044,537
Life Sciences Tools & Services - 5.2%
Life Sciences Tools & Services - 5.2%
10X Genomics, Inc. (a)	489,651	67,033,222
Bio-Rad Laboratories, Inc. Class A (a)	82,000	48,086,440
Bruker Corp.	1,524,362	64,846,359
Lonza Group AG	118,000	71,497,404
Thermo Fisher Scientific, Inc.	86,000	40,688,320
		292,151,745
Pharmaceuticals - 19.4%
Pharmaceuticals - 19.4%
Arvinas Holding Co. LLC (a)	300,000	6,273,000
AstraZeneca PLC (United Kingdom)	2,280,000	228,924,545
Bristol-Myers Squibb Co.	700,000	40,915,000
Eli Lilly & Co.	1,815,000	236,784,900
Harmony Biosciences Holdings, Inc. (a)(b)	220,000	8,558,000
Harmony Biosciences Holdings, Inc.	964,994	33,784,440
IMARA, Inc.	152,074	2,404,290
Nektar Therapeutics (a)(b)	1,280,000	20,275,200
Pliant Therapeutics, Inc.	567,521	12,269,804
Roche Holding AG (participation certificate)	970,000	311,691,589
Royalty Pharma PLC (d)(e)	4,463	0
Royalty Pharma PLC (b)	640,000	23,488,000
Royalty Pharma PLC	572,200	19,949,753
Sanofi SA	1,128,000	101,850,951
Theravance Biopharma, Inc. (a)	641,720	12,134,925
UCB SA	280,000	27,620,839
		1,086,925,236
Professional Services - 0.3%
Research & Consulting Services - 0.3%
Clarivate Analytics PLC (a)	670,000	18,592,500
Software - 0.6%
Application Software - 0.6%
Nuance Communications, Inc. (a)	1,000,000	31,910,000
TOTAL COMMON STOCKS
(Cost $4,037,604,449)		5,587,590,535

Convertible Preferred Stocks - 0.1%
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (d)(e)	638,900	3,522,703
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,522,703)		3,522,703

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.10% (f)	364	365
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	22,708,107	22,710,378
TOTAL MONEY MARKET FUNDS
(Cost $22,710,743)		22,710,743
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $4,063,837,895)		5,613,823,981
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,207,292)
NET ASSETS - 100%		$5,606,616,689

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,513,060 or 0.5% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000,681 or 0.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Alignment Healthcare Partners unit	2/28/20	$14,000,005
Aristea Therapeutics, Inc. Series B	10/6/20	$3,522,703
Royalty Pharma PLC	5/21/15	$526,188

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,189
Fidelity Securities Lending Cash Central Fund	117,801
Total	$125,990

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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